Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP

Condensed Consolidated Statements of Income Information

For the year ended December 31, 2017	MFC (Guarantor)	MLI consolidated(1)	Other subsidiaries of MFC on a combined basis	Consolidating adjustments	Total consolidated amounts	MFLP
Total revenue	$182	$58,445	$270	$(574)	$58,323	$29
Net income (loss) attributed to shareholders	2,104	2,467	(257)	(2,210)	2,104	6

For the year ended December 31, 2016	MFC (Guarantor)	MLI consolidated(1)	Other subsidiaries of MFC on a combined basis	Consolidating adjustments	Total consolidated amounts	MFLP
Total revenue	$518	$53,219	$377	$(777)	$53,337	$44
Net income (loss) attributed to shareholders	2,929	2,916	(359)	(2,557)	2,929	(1)

(1)	During 2017, MLI acquired John Hancock Reassurance Company Ltd. (“JHRECO”) from MFC. MLI has restated its historical IFRS financial statements to reflect the combined accounts of MLI and JHRECO on a retroactive basis.

Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP

Condensed Consolidated Statements of Financial Position

As at December 31, 2017	MFC (Guarantor)	MLI consolidated(1)	Other subsidiaries of MFC on a combined basis	Consolidating adjustments	Total consolidated amounts	MFLP
Invested assets	$21	$334,191	$10	$–	$334,222	$5
Total other assets	48,688	71,180	4	(48,868)	71,004	1,033
Segregated funds net assets	–	324,307	–	–	324,307	–
Insurance contract liabilities	–	304,605	–	–	304,605	–
Investment contract liabilities	–	3,126	–	–	3,126	–
Segregated funds net liabilities	–	324,307	–	–	324,307	–
Total other liabilities	7,696	48,145	–	(509)	55,332	831

As at December 31, 2016	MFC (Guarantor)	MLI consolidated(1)	Other subsidiaries of MFC on a combined basis	Consolidating adjustments	Total consolidated amounts	MFLP
Invested assets	$161	$321,698	$10	$–	$321,869	$6
Total other assets	48,073	83,607	4	(48,049)	83,635	1,085
Segregated funds net assets	–	315,177	–	–	315,177	–
Insurance contract liabilities	–	297,505	–	–	297,505	–
Investment contract liabilities	–	3,275	–	–	3,275	–
Segregated funds net liabilities	–	315,177	–	–	315,177	–
Total other liabilities	6,402	55,808	–	(309)	61,901	882

(1)	During 2017, MLI acquired John Hancock Reassurance Company Ltd. (“JHRECO”) from MFC. MLI has restated its historical IFRS financial statements to reflect the combined accounts of MLI and JHRECO on a retroactive basis.

Schedule of Pledged Assets

The amounts pledged were as follows.

	2017		2016
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$3,189	$44	$4,678	$99
Regulatory requirements	398	86	409	78
Real estate	–	2	–	22
Repurchase agreements	228	–	255	–
Non-registered retirement plans in trust	–	412	–	464
Other	3	271	3	174
Total	$3,818	$815	$5,345	$837